The Prudential Insurance Company of America   Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department

                                              The Prudential Insurance Company
                                              of America
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-4708 fax: (973) 802-9560


                                              March 11, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

         Re:  Prudential Variable Appreciable Account  (File No. 811-5466)

Dear Commissioners:

     On behalf of The Prudential Insurance Company of America and the Prudential Variable Appreciable Account (the "Account"), we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2002 has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.


1.       Filer/Entity:         AIM V.I. Value Fund
         Registration No.:     811-07452
         CIK No.:              0000896435
         Accession No.:        0000950129-03-001178
         Date of Filing:       03/04/03

2.       Filer/Entity:         American Century VP Value Fund
         Registration No.:     811-05188
         CIK No.:              0000814680
         Accession No.:        0000814680-03-03-000004
         Date of Filing:       02/28/03

3.       Filer/Entity:         Janus Aspen Series
         Registration No.:     811-07736
         CIK No.:              0000906185
         Accession No.:        0001093801-03-000222
         Date of Filing:       02/21/03

4.       Filer/Entity:         MFS Emerging Growth Series
         Registration No.:     811-8326
         CIK No.:              0000918571
         Accession No.:        0000950156-03-000069
         Date of Filing:       02/14/03

5.       Filer/Entity:         T. Rowe Price International Series, Inc.
         Registration No.:     811-07145
         CIK No.:              0000918292
         Accession No.:        0000918292-03-000001
         Date of Filing:       02/26/03

6.       Filer/Entity:         The Prudential Series Fund, Inc.
         Registration No.:     811-03623
         CIK No.:              0000711175
         Accession No.:        0000950109-03-001041
         Date of Filing:       03/04/03


     If you have any questions regarding this filing, please contact me at (973) 802-4708.



                                                Sincerely,


                                                _/s/____________________________
                                                Thomas C. Castano


VIA EDGAR